CONTRACT ASSETS, NET - Movement of impairment of contract assets (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)
CONTRACT ASSETS, NET
Beginning balance	$ 21,394	¥ 139,762	¥ 162,213
Charge to (reversal of) expense	13,090	85,514	(22,451)
Less: write-off	(30,906)	(201,899)	0
Ending balance	$ 3,578	¥ 23,377	¥ 139,762